EMPLOYEE BENEFIT PLANS (Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate - benefit obligations	3.58%	4.07%
Rate of compensation increase	4.53%	4.81%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Expected long-term rate of return on plan assets	6.50%	7.00%	7.00%
Rate of compensation increase	4.81%	4.81%	4.81%
Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate - benefit obligations	3.55%	4.08%
Rate of compensation increase	5.00%	5.50%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Rate of compensation increase	5.50%	5.50%	5.50%
Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate - benefit obligations	3.33%	3.68%
Rate of compensation increase	0.00%	0.00%
Service Cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.15%	4.15%	4.25%
Service Cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.17%	4.17%	4.30%
Service Cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.10%	4.10%	4.32%
Effective rate for interest cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.38%	3.38%	3.31%
Effective rate for interest cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.20%	3.20%	3.16%
Effective rate for interest cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.11%	3.11%	3.09%
Effective rate for interest on service cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.59%	3.59%	3.51%
Effective rate for interest on service cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.63%	3.63%	3.37%
Effective rate for interest on service cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.84%	3.84%	4.04%